Commitments and Contingencies (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended		0 Months Ended	1 Months Ended					12 Months Ended
	Nov. 26, 2014 CNY	Oct. 24, 2014 CNY	Jul. 09, 2012 CNY	Oct. 31, 2014 CNY	Sep. 26, 2014 CNY	Jun. 28, 2014 CNY	Jan. 21, 2014 USD ($)	Jan. 21, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Rental expenses									$ 70	436	410	383
Capital commitments for purchase of property, plant and equipment									534	3,311
Litigation Settlement, Amount		38		1,088		750				94
Loss Contingency Damages Interest Sought Value						134		2,332
Loss Contingency, Lawsuit Filing Date		October 24, 2014	July 9, 2012		September 26, 2014	June 28, 2014	January 21, 2014	January 21, 2014
Loss Contingency, Damages Sought, Value	618	38	953	1,088	100	844	500	4,138
Loss Contingency, Actions Taken by Defendant									Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People’s Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.	Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People’s Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator					to date, no judgment has been entered bythe Beijing Daxing District People’s Court.		The court is in the process of reviewing the case and to date no judgment has been entered	The court is in the process of reviewing the case and to date no judgment has been entered	On November 5, 2014, the court accepted the withdrawal application from the plaintiff.	On November 5, 2014, the court accepted the withdrawal application from the plaintiff.
Loss Contingency, Actions Taken by Plaintiff		in return the plaintiff shall withdraw the case against Shandong Fuwei							the plaintiff filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties	the plaintiff filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties
Loss Contingency, Allegations							The plaintiff alleged that Shandong Fuwei has promised to sell to the plaintiff ordinary shares of the Company pursuant to an oral agreement between the plaintiff and Shandong Fuwei in June 2005, and as a result the plaintiff transferred US$500 to Wellplus Investments (Hong Kong) Limited to be used for acquiring the ordinary shares of the Company. However, the plaintiff never received such shares.	The plaintiff alleged that Shandong Fuwei has promised to sell to the plaintiff ordinary shares of the Company pursuant to an oral agreement between the plaintiff and Shandong Fuwei in June 2005, and as a result the plaintiff transferred US$500 to Wellplus Investments (Hong Kong) Limited to be used for acquiring the ordinary shares of the Company. However, the plaintiff never received such shares.
Loss Contingency, Damages Paid, Value										750
Litigation Settlement Interest				150
Loss Contingency Damages Sought Value,Penalty For Late Payment				770